SCHEDULE OF KEY TERMS OF LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 1,767,504	$ 2,153,607	$ 2,395,513
Weighted-average remaining lease term-finance	3 years 2 months 4 days	3 years 2 months 1 day
Weighted average discount rate-finance	6.22%	5.45%
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 798,551	$ 432,703
Weighted-average remaining lease term-finance	3 years 5 months 1 day	1 year 5 months 8 days
Weighted average discount rate-finance	6.58%	5.62%